Costs of sales	9 Months Ended
Sep. 30, 2018
Costs of sales
Costs of sales

Note 11 – Costs of sales

Costs of sales comprise the following:

	For the three months ended		For the nine months ended
	September 30,		September 30,
	2018	2017	2018	2017
Cost of stream sales	$29.3	$30.8	$82.0	$96.9
Cost of prepaid ounces	2.0	0.6	5.7	4.7
Mineral production taxes	0.6	0.5	1.7	1.8
Oil & Gas operating costs	1.5	1.1	4.0	3.4
	$33.4	$33.0	$93.4	$106.8